Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 12,173	¥ 22,276
Increase due to new trades	6,936	3,985
Reduction due to redemption, sales or passage of time	(8,079)	(14,088)
Balance at end of period	¥ 11,030	¥ 12,173